SIGNIFICANT ACCOUNTING POLICIES - Condensed statement of cash flow due to reclassification (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Cash flows from operating activities:
Change in customer deposits payable, net			¥ 0	¥ 0
Change in payable related to escrow accounts services, net			0	0
Net cash used in operating activities	¥ 9,447,137	$ 1,294,255	11,414,244	8,518,843
Cash flows from financing activities:
Change in customer deposits payable, net			(294,264)	13,491
Change in payable related to escrow accounts services, net			37,645	(71,580)
Net cash used in financing activities			(7,218,210)	(1,213,082)
As Previously Reported
Cash flows from operating activities:
Change in customer deposits payable, net			(294,264)	13,491
Change in payable related to escrow accounts services, net			37,645	(71,580)
Net cash used in operating activities			11,157,625	8,460,754
Cash flows from financing activities:
Change in customer deposits payable, net			0	0
Change in payable related to escrow accounts services, net			0	0
Net cash used in financing activities			(6,961,591)	(1,154,993)
Adjustment
Cash flows from operating activities:
Change in customer deposits payable, net			294,264	(13,491)
Change in payable related to escrow accounts services, net			(37,645)	71,580
Net cash used in operating activities			256,619	58,089
Cash flows from financing activities:
Change in customer deposits payable, net			(294,264)	13,491
Change in payable related to escrow accounts services, net			37,645	(71,580)
Net cash used in financing activities			¥ (256,619)	¥ (58,089)